Intangible assets - Changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 12,557	£ 12,572
Ending Balance	11,300	12,557
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	13,883	13,820
Exchange differences	(169)	274
Additions	165	83
Disposals(i)	7	247
Transfers to assets held for sale		(47)
Ending Balance	13,872	13,883
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,326)	(1,248)
Exchange differences	32	(16)
Amortisation for the year	63	63
Impairment	1,219
Disposals(i)	(4)	(1)
Ending Balance	(2,572)	(1,326)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,274	8,330
Ending Balance	7,755	8,274
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,895	8,946
Exchange differences	(74)	182
Additions	102	25
Disposals(i)	0	230
Transfers to assets held for sale		(28)
Ending Balance	8,923	8,895
Brands | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(621)	(616)
Exchange differences	17	(5)
Impairment	564
Disposals(i)	0	0
Ending Balance	(1,168)	(621)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,682	2,678
Ending Balance	1,912	2,682
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,795	2,788
Exchange differences	(139)	28
Additions	8	10
Disposals(i)	0	12
Transfers to assets held for sale		(19)
Ending Balance	2,664	2,795
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(113)	(110)
Exchange differences	16	(3)
Impairment	655
Disposals(i)	0	0
Ending Balance	(752)	(113)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,462	1,407
Ending Balance	1,509	1,462
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,540	1,482
Exchange differences	44	56
Additions	3	2
Disposals(i)	0	0
Transfers to assets held for sale		0
Ending Balance	1,587	1,540
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(78)	(75)
Exchange differences	1	0
Amortisation for the year	1	3
Impairment	0
Disposals(i)	0	0
Ending Balance	(78)	(78)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	139	157
Ending Balance	124	139
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	653	604
Exchange differences	0	8
Additions	52	46
Disposals(i)	7	5
Transfers to assets held for sale		0
Ending Balance	698	653
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(514)	(447)
Exchange differences	(2)	(8)
Amortisation for the year	62	60
Impairment	0
Disposals(i)	(4)	(1)
Ending Balance	£ (574)	£ (514)